Note 16 - Commitments and Contingencies (Details) - Future Minimum Lease Payments on Operating Leases (USD $)	Dec. 31, 2012
Future Minimum Lease Payments on Operating Leases [Abstract]
2013	$ 115,059
Total minimum lease payments	$ 115,059